SUBSEQUENT EVENTS (Details)			9 Months Ended	12 Months Ended
	Nov. 10, 2023 USD ($)	Jul. 05, 2023 USD ($) extension	Sep. 30, 2023 USD ($) option	Dec. 31, 2022 option	Nov. 06, 2023 USD ($)	Jun. 30, 2023 USD ($)
Sponsor PIK Note | Unsecured borrowing
Subsequent Event [Line Items]
Face amount						$ 10,471,648
Interest rate (as a percent)						12.00%
LMATT Income Series II, LP | Secured borrowing
Subsequent Event [Line Items]
Debt instrument term			3 years	3 years
Debt instrument extension term			1 year
Debt Instrument extension options | option			2	2
LMATT Income Series II, LP | Secured borrowing | General Partner
Subsequent Event [Line Items]
Dividend percentage			100.00%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold One | Limited Partner
Subsequent Event [Line Items]
Dividend percentage			7.50%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Limited Partner
Subsequent Event [Line Items]
Dividend percentage			7.75%
LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Three | Limited Partner
Subsequent Event [Line Items]
Dividend percentage			8.00%
LMATT Income Series II, LP | Secured borrowing | Minimum | Capital Commitment Threshold Two | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			$ 500,000
LMATT Income Series II, LP | Secured borrowing | Minimum | Capital Commitment Threshold Three | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			1,000,000
LMATT Income Series II, LP | Secured borrowing | Maximum | Capital Commitment Threshold One | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			500,000
LMATT Income Series II, LP | Secured borrowing | Maximum | Capital Commitment Threshold Two | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			$ 1,000,000
Policy APA
Subsequent Event [Line Items]
Insurance policies fair value		$ 10,000,000
SPV Investment Facility | Line of Credit
Subsequent Event [Line Items]
Face amount		$ 25,000,000
Interest rate (as a percent)		12.00%
Debt instrument term		3 years
Debt instrument extension term		1 year
Number of extensions | extension		2
Default rate		2.00%
SPV Investment Facility | Line of Credit | Secured borrowing
Subsequent Event [Line Items]
Face amount		$ 15,000,000
SPV Investment Facility | Line of Credit | Line of Credit
Subsequent Event [Line Items]
Face amount		$ 10,000,000
Owl Rock Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument term		5 years
Default rate		2.00%
Additional borrowing capacity availability period		180 days
Commitment fee		0.50%
Owl Rock Credit Facility | Line of Credit | Unsecured borrowing
Subsequent Event [Line Items]
Face amount		$ 25,000,000
Subsequent Event | Fixed Unsecured Notes
Subsequent Event [Line Items]
Face amount					$ 40,000,000
Interest rate (as a percent)	9.875%
Debt instrument term	5 years
Redemption percentage	100.00%
Subsequent Event | Fixed Unsecured Notes | Unsecured borrowing
Subsequent Event [Line Items]
Face amount	$ 35,650,000
Interest rate (as a percent)	9.875%
Debt instrument term	5 years
Redemption percentage	100.00%
Subsequent Event | Sponsor PIK Note | Unsecured borrowing
Subsequent Event [Line Items]
Face amount						$ 10,471,648
Interest rate (as a percent)						12.00%
Subsequent Event | LMATT Income Series II, LP | Secured borrowing
Subsequent Event [Line Items]
Debt instrument extension term			1 year
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | General Partner
Subsequent Event [Line Items]
Dividend percentage			100.00%
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold One | Limited Partner
Subsequent Event [Line Items]
Dividend percentage			7.50%
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Limited Partner
Subsequent Event [Line Items]
Dividend percentage			7.75%
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Capital Commitment Threshold Three | Limited Partner
Subsequent Event [Line Items]
Dividend percentage			8.00%
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Minimum | Capital Commitment Threshold Two | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			$ 500,000
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Minimum | Capital Commitment Threshold Three | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			1,000,000
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Maximum | Capital Commitment Threshold One | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			500,000
Subsequent Event | LMATT Income Series II, LP | Secured borrowing | Maximum | Capital Commitment Threshold Two | Limited Partner
Subsequent Event [Line Items]
Capital commitment threshold to determine dividend rate			$ 1,000,000
Subsequent Event | Policy APA
Subsequent Event [Line Items]
Insurance policies fair value		10,000,000
Subsequent Event | SPV Investment Facility | Line of Credit
Subsequent Event [Line Items]
Face amount		$ 25,000,000
Interest rate (as a percent)		12.00%
Debt instrument term		3 years
Debt instrument extension term		1 year
Number of extensions		2
Default rate		2.00%
Subsequent Event | SPV Investment Facility | Line of Credit | Secured borrowing
Subsequent Event [Line Items]
Face amount		$ 15,000,000
Subsequent Event | SPV Investment Facility | Line of Credit | Line of Credit
Subsequent Event [Line Items]
Face amount		$ 10,000,000
Subsequent Event | Owl Rock Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument term		5 years
Additional borrowing capacity availability period		180 days
Commitment fee		0.50%
Subsequent Event | Owl Rock Credit Facility | Line of Credit | Unsecured borrowing
Subsequent Event [Line Items]
Face amount		$ 25,000,000